Borrowings - Silver Creek Convertible Notes - Additional Information (Detail) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2016	May 31, 2016	Dec. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2016
Debt Instrument [Line Items]
Preferred stock issued	0			0	0
Proceeds from sale of preferred stock				$ 3,361,000	$ 2,083,000
Silver Creek [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)		6.00%
Aggregate principal amount		$ 1,000,000						$ 200,000
Debt instrument conversion price per share		$ 1.60
Minimum gross proceeds for next equity financing conversion		$ 4,000,000
Silver Creek [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred stock issued					1,600,000
Preferred stock price per share					$ 1.35
Proceeds from sale of preferred stock					$ 2,100,000
Silver Creek [Member] | Series B Preferred Stock [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share	$ 1.35			$ 1.35
Silver Creek [Member] | Silver Creek Series C Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred stock issued	1,500,000			1,500,000
Preferred stock price per share	$ 1.50			$ 1.50
Warrants to purchase	1,900,000			1,900,000
Proceeds from sale of preferred stock	$ 2,100,000
Silver Creek [Member] | Silver Creek Series C Preferred Stock [Member] | Milestone Event 1 [Member]
Debt Instrument [Line Items]
Number of warrants exercisable	1,200,000			1,200,000
Description of milestone event achievement				Milestone Event 1 is defined as the date that is seven business days following the acceptance by the FDA of Silver Creek’s filing of an Investigational New Drug application (“IND”), or 30 business days after the IND is filed without FDA rejection of the application.
Silver Creek [Member] | Silver Creek Series C Preferred Stock [Member] | Prior to the Achievement of Milestone Event 1 [Member]
Debt Instrument [Line Items]
Warrants exercise price per share	$ 1.75			$ 1.75
Silver Creek [Member] | Silver Creek Series C Preferred Stock [Member] | On or After the Achievement of Milestone Event 1 [Member]
Debt Instrument [Line Items]
Warrants exercise price per share	$ 2.25			$ 2.25
Silver Creek [Member] | Silver Creek Series C Preferred Stock [Member] | Milestone Event 2 [Member]
Debt Instrument [Line Items]
Number of warrants exercisable	700,000			700,000
Description of milestone event achievement				Milestone Event 2 is defined as the date that is seven business days following the date when Silver Creek completes a Phase 1 clinical trial provided, that if Silver Creek receives proceeds of less than $4.0 million pursuant to the sale of Series C preferred stock, Milestone Event 2 shall mean the date that is seven business days following the first dose in humans in a clinical trial.
Silver Creek [Member] | Silver Creek Series C Preferred Stock [Member] | Prior to the Achievement of Milestone Event 2 [Member]
Debt Instrument [Line Items]
Warrants exercise price per share	$ 2.25			$ 2.25
Silver Creek [Member] | Silver Creek Series C Preferred Stock [Member] | On or After the Achievement of Milestone Event 2 [Member]
Debt Instrument [Line Items]
Warrants exercise price per share	2.75			2.75
Silver Creek [Member] | Silver Creek Series C Preferred Stock [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share	$ 1.50			$ 1.50
Preferred stock issued	1,500,000			1,500,000
Preferred stock price per share	$ 1.50			$ 1.50
Debt conversion, shares issued	800,000
Silver Creek [Member] | Maximum [Member] | Silver Creek Series C Preferred Stock [Member] | Milestone Event 2 [Member]
Debt Instrument [Line Items]
Proceeds from sale of preferred stock				$ 4,000,000
Silver Creek Convertible Note [Member] | Silver Creek [Member]
Debt Instrument [Line Items]
Gross proceeds from the debt issuance			$ 1,600,000			$ 1,000,000	$ 900,000
Interest rate (as a percent)	6.00%			6.00%
Discount on automatic conversion into the next qualifying equity financing (as a percent)			25.00%
Derivative liability			$ 200,000
Aggregate principal amount						$ 1,000,000
Silver Creek Convertible Note [Member] | Silver Creek [Member] | Minimum [Member]
Debt Instrument [Line Items]
Amount of gross proceeds from qualifying equity financing in which holders would automatically convert into the next qualifying equity financing at a 25% discount			$ 4,000,000